REVENUE	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements [Abstract]
REVENUE
16.	Revenue

The initial application of IFRS 15 on the Company’s revenue from contracts with customers is described in Note 3(q). The effect was determined to be $nil as of January 1, 2018.

The Company recognizes revenue from the sale of metal concentrates when the customer obtains control of the concentrates, which occurs upon delivery at the customer's designated warehouse. The amount of revenue recorded upon initial recognition is based on the forward metal prices at that time and the estimated metal content. The payment terms are based on the individual customer contracts. For provisional payments, terms are typically 15 days from the date of provisional invoice, and for final payments, terms are typically 5 business days after the final weights, assays and prices are known and invoiced. Adjustments related to changes in metal prices and metal content up to the final settlement are recorded in revenue.

	2018	2017
Silver	$28,344	$33,181
Gold	24,962	27,485
Lead	3,982	2,690
Zinc	4,605	3,798
Smelting and refining charges	(2,186)	(4,180)
Revenue from contracts with customers	$59,707	$62,974
Changes in fair value from provisional pricing	(273)	772
Total revenue	$59,434	$63,746

The amount of revenue recognized in the year ended December 31, 2018 from performance obligations satisfied (or partially satisfied) in the previous year ended December 31, 2017, due to the current period settlement of metal concentrate revenue recognized in prior periods, was $362. At December 31, 2018, the Company had $5,860 in revenue subject to provisional pricing.

For the years ended December 31, 2018 and 2017, the Company had revenue contracts with three customers (2017 - three customers) that accounted for the majority of the total revenues as follows:

Customer	Geographical Market	2018	2017
Customer A	Mexico (Guanajuato)	$18,601	$–
Customer B	Mexico (Guanajuato)	18,779	–
Customer C	Mexico (Topia)	19,780	–
Customer D	Mexico (Guanajuato)	2,065	24,805
Customer E	Mexico (Guanajuato)	190	24,433
Customer F	Mexico (Topia)	19	14,508
		$59,434	$63,746

The trade accounts receivable balance of $2,939 at December 31, 2018 (December 31, 2017 – $7,679) relates to Customers A, B, and C.